UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Money Market Fund

February 28, 2017

CTM-QTLY-0417
1.814096.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 3/7/17, VRDN (a)(b)	$1,100,000	$1,100,000
Arkansas - 1.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.88% 3/7/17, VRDN (a)(b)	2,600,000	2,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.85% 3/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	6,400,000	6,400,000
		9,000,000
Connecticut - 42.3%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.66% 3/7/17, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.77% 3/7/17, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.72% 3/7/17, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 0.7% 3/7/17, LOC Bank of America NA, VRDN (a)	15,490,000	15,490,000
(Greenwich Hosp. Proj.) Series C, 0.67% 3/7/17, LOC Bank of America NA, VRDN (a)	24,110,000	24,110,000
(Hamden Hall Country Day School Proj.) Series A, 0.7% 3/7/17, LOC RBS Citizens NA, VRDN (a)	15,700,000	15,700,000
(Sacred Heart Univ. Proj.) Series F, 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)	17,100,000	17,100,000
(Taft School Issue Proj.) Series E, 0.67% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
(Trinity College Proj.) Series L, 0.64% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,910,000	8,910,000
(Wesleyan Univ. Proj.) Series H, 0.59% 3/7/17, VRDN (a)	20,105,000	20,105,000
Series 2007 B, 0.64% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	1,795,000	1,795,000
Series 2007 D, 0.7% 3/7/17, LOC Bank of America NA, VRDN (a)	9,670,000	9,670,000
Series 2011 A, 0.67% 3/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,855,000	1,855,000
Series 2011 B, 0.69% 3/7/17, LOC Bank of America NA, VRDN (a)	45,000,000	45,000,000
Series 2013 H, 0.64% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	15,800,000	15,800,000
Series 2013 O, 0.62% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	26,000,000	26,000,000
Series 2014 C, 0.62% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	17,925,000	17,925,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.6% 3/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,275,000	3,275,000
Series 2010, 0.67% 3/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,600,000	3,600,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	9,880,000	9,880,000
Series 2011 C2, 0.66% 3/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	30,000,000	30,000,000
Series 2008 E, 0.68% 3/7/17 (Liquidity Facility Bank of America NA), VRDN (a)(b)	21,295,000	21,295,000
Series 2011 C1, 0.64% 3/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	300,000	300,000
Series 2011 E3, 0.64% 3/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,000,000	2,000,000
Series 2016 F, 0.64% 3/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,500,000	4,500,000
Series D 3, 0.66% 3/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	6,935,000	6,935,000
Series E 3, 0.64% 3/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,000,000	15,000,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	28,190,000	28,190,000
Stamford Hsg. Auth. Multi-family Rev. 0.63% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	16,120,000	16,120,000
		386,250,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.82% 3/1/17, VRDN (a)(b)	400,000	400,000
Series 1988, 0.82% 3/1/17, VRDN (a)(b)	600,000	600,000
Series 1993 C, 0.85% 3/7/17, VRDN (a)	300,000	300,000
		1,300,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.81% 3/7/17, VRDN (a)(b)	1,700,000	1,700,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.7% 3/7/17, VRDN (a)(b)	1,500,000	1,500,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 3/7/17, VRDN (a)	700,000	700,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 3/7/17, VRDN (a)(b)	1,100,000	1,100,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.87% 3/7/17, VRDN (a)(b)	1,600,000	1,600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 3/7/17, VRDN (a)(b)	800,000	800,000
		2,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $405,050,000)		405,050,000

Tender Option Bond - 11.1%
California - 0.3%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 0.79% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,900,000	1,900,000
Dignity Health Participating VRDN Series 17 04, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	800,000	800,000
		2,700,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	300,000	300,000
Connecticut - 10.6%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000,000	2,000,000
Series 15 YX1002, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,590,000	1,590,000
Series Putters 3996, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series Putters 5003, 0.62% 3/1/17 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(c)	4,100,000	4,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750,000	3,750,000
Series BA 15 XF0247, 0.7% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	4,500,000	4,500,000
Series Floaters XM 04 49, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,225,000	2,225,000
Series MS 06 1884, 0.67% 3/7/17 (Liquidity Facility Wells Fargo & Co.) (a)(c)	11,720,000	11,704,305
Series RBC 2016 XM0133, 0.67% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 0.67% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,910,000	7,910,000
Series ROC II R 11854, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,657,000	4,657,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500,000	4,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	16,000,000	15,999,984
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,630,000	6,630,000
		97,001,289
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	500,000	500,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400,000	400,000
Washington - 0.0%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400,000	400,000
TOTAL TENDER OPTION BOND
(Cost $101,301,289)		101,301,289

Other Municipal Security - 33.3%
Connecticut - 30.9%
Bethel Gen. Oblig. BAN Series 2017, 1.25% 10/17/17	9,300,000	9,315,733
Branford Gen. Oblig. BAN Series 2016, 2.5% 9/21/17	5,305,000	5,346,703
Brookfield Gen. Oblig. BAN Series B, 2% 11/16/17	5,000,000	5,039,536
Connecticut Gen. Oblig. Bonds:
Series 2005 B, 5.25% 6/1/17	3,150,000	3,185,307
Series 2011 D, 5% 11/1/17	10,750,000	11,031,729
Series 2013 A:
0.69% 7/1/17 (a)	25,100,000	25,100,000
0.69% 1/1/18 (a)	19,500,000	19,500,000
5% 10/15/17	1,130,000	1,157,417
Series 2014 B, 0.95% 3/1/17 (a)	4,400,000	4,400,000
Series 2014 C, 5% 6/15/17	4,665,000	4,720,481
Series 2015 A, 3% 3/15/17	400,000	400,333
Series 2015 F, 4% 11/15/17	6,885,000	7,025,174
Series 2016 E, 2% 10/15/17	10,700,000	10,769,604
Series 2016 G, 4% 11/1/17	9,700,000	9,883,556
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.) Series S-1:
0.71% tender 4/4/17, CP mode	9,000,000	9,000,000
0.71% tender 4/5/17, CP mode	9,300,000	9,300,000
Series 2007 G, 4.5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,024,178
Series S1, 0.75% tender 3/2/17, CP mode	8,900,000	8,900,000
Series S2:
0.75% tender 3/2/17, CP mode	8,820,000	8,820,000
0.78% tender 3/1/17, CP mode	2,500,000	2,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2013 A, 5% 10/1/17	1,300,000	1,330,900
Series B, 5% 1/1/18	8,650,000	8,940,625
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	10,400,000	10,443,932
Easton Gen. Oblig. BAN Series 2016, 2% 12/13/17	4,302,000	4,330,425
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	12,900,000	12,970,866
Milford Gen. Oblig. BAN:
Series 2016 B, 2% 11/6/17	9,050,000	9,123,158
Series 2016, 1.75% 5/5/17	5,110,000	5,119,593
New Hartford Bd Anticipation Nts BAN Series 2016, 2% 11/16/17	4,000,000	4,029,629
New Milford Gen. Oblig. BAN Series 2016, 2% 4/24/17	14,570,000	14,596,745
North Haven Gen. Oblig. BAN Series 2016, 2% 11/9/17	3,545,000	3,569,300
Oxford Gen. Oblig. BAN Series 2016, 2% 7/19/17	5,896,000	5,919,493
Redding Gen. Oblig. BAN 2% 3/15/17	1,644,000	1,644,814
Rocky Hill Gen. Oblig. BAN Series 2016, 1.5% 6/22/17	10,600,000	10,623,625
South Windsor Gen. Oblig. BAN Series 2017, 2% 2/15/18	10,000,000	10,093,246
Southington Gen. Oblig. BAN Series 2017, 2% 8/1/17	8,000,000	8,035,092
Town of Essex Bond BAN Series 2016, 1.75% 5/17/17	4,000,000	4,008,410
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 4% 3/15/17	5,300,000	5,306,683
Wolcott Gen. Oblig. BAN Series 2016, 2% 10/19/17	4,460,000	4,491,468
		281,997,755
Georgia - 1.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	9,310,000	9,310,000
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,400,000	2,400,000
		11,710,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	500,000	500,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 3/9/17, CP mode	1,500,000	1,500,000
Series 1993 A, 0.75% tender 3/16/17, CP mode	600,000	600,000
Series 93B, 0.85% tender 3/30/17, CP mode	800,000	800,000
		2,900,000
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A:
0.8% tender 3/16/17, CP mode (b)	600,000	600,000
0.85% tender 3/10/17, CP mode (b)	1,900,000	1,900,000
Series 1990 A1, 0.94% tender 3/13/17, CP mode (b)	200,000	200,000
Series A1, 0.94% tender 3/14/17, CP mode (b)	1,600,000	1,600,000
(New England Pwr., Co. Proj.) Series 1990 B, 0.85% tender 3/2/17, CP mode	1,000,000	1,000,000
		5,300,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.92% tender 3/1/17, CP mode (b)	1,000,000	1,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.8% tender 3/16/17, CP mode (b)	800,000	800,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $304,207,755)		304,207,755
	Shares	Value

Investment Company - 10.8%
Fidelity Municipal Cash Central Fund, 0.68% (d)(e)
(Cost $98,546,291)	98,546,291	98,546,291
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $909,105,335)		909,105,335
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,532,297
NET ASSETS - 100%		$912,637,632

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$171,315
Total	$171,315

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At February 28, 2017 the cost for Federal Income Tax Purposes was $909,105,335.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey AMT Tax-Free Money Market Fund

February 28, 2017

SNJ-QTLY-0417
1.814103.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 48.5%
	Principal Amount	Value
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.67% 3/7/17, VRDN (a)	$700,000	$700,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.72% 3/7/17, VRDN (a)	1,500,000	1,500,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.85% 3/7/17, VRDN (a)	100,000	100,000
Series 1999 A, 0.73% 3/7/17, VRDN (a)	200,000	200,000
		300,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.7% 3/7/17, VRDN (a)	1,600,000	1,600,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.7% 3/7/17, VRDN (a)	200,000	200,000
		1,800,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 3/7/17, VRDN (a)	1,000,000	1,000,000
Series 2010 B1, 0.8% 3/7/17, VRDN (a)	650,000	650,000
		1,650,000
New Jersey - 32.2%
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.61% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	9,740,000	9,740,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stoltaven Perth Amboy, Inc. Proj.) Series 1998 A, 0.59% 3/7/17, LOC Citibank NA, VRDN (a)	2,300,000	2,300,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.6% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	9,375,000	9,375,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	3,800,000	3,800,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.65% 3/7/17, LOC Bank of America NA, VRDN (a)	1,025,000	1,025,000
Series 2008 C, 0.64% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	12,835,000	12,835,000
(Barnabas Health Proj.) Series 2011 B, 0.61% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	6,900,000	6,900,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.64% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,135,000	5,135,000
Series 2006 A4, 0.62% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,385,000	4,385,000
Series 2006 A5, 0.62% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.63% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.62% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
(Virtua Health Proj.):
Series 2004, 0.6% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,975,000	5,975,000
Series 2009 D, 0.61% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	5,500,000	5,500,000
Series 2014 B, 0.6% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	7,250,000	7,250,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.64% 3/7/17, LOC Bank of America NA, VRDN (a)	14,300,000	14,300,000
		93,095,000
Pennsylvania, New Jersey - 8.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	6,970,000	6,970,000
Series 2010 B, 0.64% 3/7/17, LOC Barclays Bank PLC, VRDN (a)	18,165,000	18,165,000
		25,135,000
New York And New Jersey - 4.8%
Port Auth. of New York & New Jersey:
Series 1992 2, 0.69% 3/30/17, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 0.69% 3/30/17, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 0.69% 3/30/17, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Texas - 0.7%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.7% 3/1/17, VRDN (a)	100,000	100,000
Series 2010 B, 0.7% 3/1/17, VRDN (a)	100,000	100,000
Series 2010 C, 0.7% 3/1/17, VRDN (a)	1,800,000	1,800,000
		2,000,000
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.75% 3/7/17, VRDN (a)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $140,180,000)		140,180,000

Tender Option Bond - 11.4%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	200,000	200,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
New Jersey - 4.8%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 20, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,400,000	2,400,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 23 93, 0.71% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 0.68% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.68% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,500,000	1,500,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800,000	2,800,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 0.71% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,425,000	1,425,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.8% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,318,000	1,318,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200,000	1,200,000
		13,843,000
New York And New Jersey - 6.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000,000	9,000,000
Series MS 3249, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3264, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650,000	7,650,000
Series ROC II R 14077, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
		18,650,000
Washington - 0.0%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $32,993,000)		32,993,000

Other Municipal Security - 26.2%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	195,000	195,000
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	600,000	600,000
		795,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	200,000	200,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992:
0.75% tender 3/16/17, CP mode	200,000	200,000
0.8% tender 3/9/17, CP mode	500,000	500,000
Series 93B, 0.85% tender 3/30/17, CP mode	300,000	300,000
(New England Pwr. Co., Proj.) Series 1993 B, 0.85% tender 3/2/17, CP mode	300,000	300,000
		1,300,000
New Jersey - 21.9%
Bergen County Gen. Oblig. BAN Series 2016 B, 2% 12/14/17	3,000,000	3,021,778
Chester Township Gen. Oblig. BAN Series 2017, 2% 10/16/17	1,000,000	1,006,387
Cranford Township Gen. Oblig. BAN Series 2016, 2% 6/30/17	925,000	927,902
Englewood Gen. Oblig. BAN 2.25% 4/6/17	2,900,000	2,904,027
Evesham Township BAN Series 2016 A, 2% 5/16/17	1,000,000	1,002,416
Fairfield TWP NJ BD NTS. BAN Series 2016, 2% 6/16/17	700,000	702,154
Fairview Gen. Oblig. BAN Series 2017, 2.5% 2/2/18	1,650,000	1,670,378
Haddonfield BAN:
Series 2016, 2.25% 6/23/17	1,700,000	1,707,529
2% 6/23/17	900,000	903,305
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	2,900,000	2,908,329
Harrison Township BAN:
Series 2016 A, 2.25% 6/1/17	800,000	802,637
Series B, 1.5% 6/1/17	2,610,203	2,614,935
Hazlet Township NJ BAN Series 2016, 2% 6/16/17	500,000	501,539
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	1,200,000	1,200,681
Hopatcong Borough Gen. Oblig. BAN Series 2016, 2% 7/27/17	710,080	713,420
Hopewell Township Gen. Oblig. BAN 2.25% 4/7/17	400,000	400,522
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	3,000,000	3,030,406
Lakewood Township Gen. Oblig. BAN Series 2016 A, 2% 3/17/17	700,000	700,371
Long Branch Gen. Oblig. BAN Series 2017, 2.5% 2/9/18	4,100,000	4,150,922
Mercer County Gen. Oblig. BAN Series 2016 B, 2% 8/30/17	3,000,000	3,015,865
Morris Plains BAN Series 2016, 2.25% 6/30/17	1,400,000	1,406,395
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2011 C, 2.44% 8/1/17 (Pre-Refunded to 8/1/17 @ 100) (a)	1,600,000	1,607,887
Series 2011 F, 2.446% 8/1/17 (Pre-Refunded to 8/1/17 @ 100) (a)	1,300,000	1,306,261
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2008 K, 5% 7/1/17	200,000	202,811
Series 1997 A, 0.76% 4/3/17, CP	1,100,000	1,100,000
North Wildwood Gen. Oblig. BAN:
Series 2016, 2% 8/24/17	1,300,000	1,307,209
2.25% 5/10/17	700,000	701,647
Old Bridge Township Gen. Oblig. BAN 2.25% 4/13/17	1,800,000	1,803,092
Passaic County Gen. Oblig.:
BAN Series 2016 A, 2% 12/11/17	6,000,000	6,039,582
Bonds Series 2011, 5% 5/1/17	1,400,000	1,409,741
Princeton Borough Gen. Oblig. BAN Series 2016, 2.5% 9/15/17	3,300,000	3,326,804
Somerset County Impt. Auth. Rev. BAN (Township of Montgomery Proj.) Series 2016, 2% 12/19/17 (Somerset County Gen. Oblig. Guaranteed)	1,000,000	1,005,699
South Brunswick Township BAN Series 2017, 2% 10/4/17	2,700,000	2,715,313
Sparta Township Gen. Oblig. BAN Series 2016 A, 2% 10/27/17	836,450	842,115
Sussex County Gen. Oblig. BAN Series 2016, 2.25% 6/28/17	1,100,000	1,105,448
Tewksbury Township Gen. Oblig. BAN 2% 6/1/17	500,000	501,462
Township of Lawrence BAN Series 2016, 2% 7/21/17	1,150,000	1,155,637
Union County Gen. Oblig. Bonds:
Series 2016 A, 2% 3/1/17	300,000	300,000
Series 2016, 2% 3/1/17	200,000	200,000
Verona Township Gen. Oblig. BAN Series 2016, 2% 7/21/17	1,300,000	1,306,322
		63,228,928
New York And New Jersey - 3.5%
Port Auth. of New York & New Jersey Series B:
0.73% 3/16/17, CP	3,200,000	3,200,000
0.74% 3/21/17, CP	4,000,000	4,000,000
0.75% 3/2/17, CP	1,800,000	1,800,000
0.75% 5/9/17, CP	600,000	600,000
0.79% 3/7/17, CP	595,000	595,000
		10,195,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $75,718,928)		75,718,928
	Shares	Value

Investment Company - 13.1%
Fidelity Tax-Free Cash Central Fund, 0.66% (d)(e)
(Cost $37,835,999)	37,835,280	37,835,999
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $286,727,927)		286,727,927
NET OTHER ASSETS (LIABILITIES) - 0.8%		2,330,985
NET ASSETS - 100%		$289,058,912

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,900,000 or 4.8% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.69% 3/30/17, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.69% 3/30/17, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.69% 3/30/17, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$53,182
Total	$53,182

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At February 28, 2017 the cost for Federal Income Tax Purposes was $286,727,927.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Money Market Fund

February 28, 2017

NJS-QTLY-0417
1.814343.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 43.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 3/7/17, VRDN (a)(b)	$1,400,000	$1,400,000
Arkansas - 0.7%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.88% 3/7/17, VRDN (a)(b)	500,000	500,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.85% 3/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	8,900,000	8,900,000
		9,400,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.82% 3/1/17, VRDN (a)(b)	800,000	800,000
Series 1993 C, 0.85% 3/7/17, VRDN (a)	400,000	400,000
Series 1994, 0.82% 3/1/17, VRDN (a)(b)	500,000	500,000
		1,700,000
Delaware, New Jersey - 1.7%
Delaware River & Bay Auth. Rev. Series 2008, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	22,700,000	22,700,000
Georgia - 0.0%
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.7% 3/7/17, VRDN (a)	300,000	300,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.81% 3/7/17, VRDN (a)(b)	300,000	300,000
Iowa - 0.7%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.72% 3/7/17, VRDN (a)(b)	9,200,000	9,200,000
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.7% 3/7/17, VRDN (a)(b)	3,600,000	3,600,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 3/7/17, VRDN (a)	500,000	500,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 3/7/17, VRDN (a)(b)	1,400,000	1,400,000
New Jersey - 25.5%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.61% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	9,500,000	9,500,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.64% 3/7/17, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.61% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	24,500,000	24,500,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.65% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.64% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	9,270,000	9,270,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	15,000,000	15,000,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.6% 3/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.69% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000,000	10,000,000
Series 2006 A, 0.69% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,465,000	5,465,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.65% 3/7/17, LOC Bank of America NA, VRDN (a)	37,580,000	37,580,000
Series 2008 C, 0.64% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	26,375,000	26,375,000
(Barnabas Health Proj.) Series 2011 B, 0.61% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	18,965,000	18,965,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.64% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	12,750,000	12,750,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.63% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	8,735,000	8,735,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.62% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	2,400,000	2,400,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2006 A, 0.66% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	9,865,000	9,865,000
Series 2008 B, 0.64% 3/7/17, LOC Bank of America NA, VRDN (a)	5,485,000	5,485,000
Series 2008 F, 0.65% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	48,645,000	48,645,000
Series 2015 F, 0.65% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	2,335,000	2,335,000
		338,270,000
Pennsylvania, New Jersey - 9.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.63% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	30,630,000	30,630,000
Series 2010 B, 0.64% 3/7/17, LOC Barclays Bank PLC, VRDN (a)	93,215,000	93,215,000
		123,845,000
New York And New Jersey - 3.7%
Port Auth. of New York & New Jersey:
Series 1991 1, 0.72% 3/30/17, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 0.72% 3/30/17, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1992 1, 0.69% 3/30/17, VRDN (a)(c)	6,800,000	6,800,000
Series 1995 3, 0.72% 3/30/17, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 0.72% 3/30/17, VRDN (a)(b)(c)	10,500,000	10,500,000
Series 1997 1, 0.69% 3/30/17, VRDN (a)(c)	1,500,000	1,500,000
Series 1997 2, 0.69% 3/30/17, VRDN (a)(c)	2,000,000	2,000,000
		48,800,000
Texas - 0.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.83% 3/7/17, VRDN (a)(b)	2,400,000	2,400,000
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.73% 3/7/17 (Total SA Guaranteed), VRDN (a)(b)	500,000	500,000
		2,900,000
West Virginia - 0.3%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 C, 0.8% 3/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	800,000	800,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.87% 3/7/17, VRDN (a)(b)	2,200,000	2,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 3/7/17, VRDN (a)(b)	1,300,000	1,300,000
		4,300,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.77% 3/7/17, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $570,265,000)		570,265,000

Tender Option Bond - 14.6%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,100,000	1,100,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(d)	400,000	400,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	800,000	800,000
New Jersey - 7.4%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 20, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	13,230,000	13,230,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,275,000	4,275,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 23 93, 0.71% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,150,000	3,150,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,335,000	4,335,000
Series 15 XF0149, 0.68% 3/7/17 (Liquidity Facility Bank of America NA) (a)(d)	2,670,000	2,670,000
Series Floaters L 36, 0.71% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	6,900,000	6,900,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.68% 3/7/17 (Liquidity Facility Bank of America NA) (a)(d)	2,015,000	2,015,000
New Jersey St Higher Ed. Assistance Auth. Participating VRDN Series Floaters L 35, 0.71% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	11,090,000	11,090,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	17,325,000	17,325,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 0.71% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,245,000	7,245,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.8% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	6,700,000	6,700,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	5,720,000	5,720,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.71% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		97,795,000
New York And New Jersey - 6.9%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.72% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF0398, 0.72% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	22,610,000	22,610,000
Series 16 XF0401, 0.72% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	13,510,000	13,510,000
Series 16 XF0407, 0.72% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 XF2211, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,610,000	7,610,000
Series 16 XM0211, 0.72% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,000,000	6,000,000
Series 16 ZF0367, 0.72% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 0.71% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series Floaters YX 10 34, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	780,000	780,000
Series Floaters ZM 04 10, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	800,000	800,000
Series MS 3321, 0.67% 3/7/17 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	5,005,000	5,005,000
Series ROC 14086, 0.7% 3/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
Series ROC II R 14077, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,165,000	5,165,000
Series TD 0013, 0.71% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,375,000	2,375,000
Series XG 00 37, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	4,400,000	4,400,000
The Port Auth. of New York and New Jersey Participating VRDN Series XF 23 60, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,400,000	2,400,000
		91,285,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.73% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,800,000	1,800,000
Washington - 0.0%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	600,000	600,000
TOTAL TENDER OPTION BOND
(Cost $193,780,000)		193,780,000

Other Municipal Security - 31.4%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	6,145,000	6,145,000
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	3,500,000	3,500,000
		9,645,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	800,000	800,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A:
0.75% tender 3/16/17, CP mode	900,000	900,000
0.8% tender 3/9/17, CP mode	2,200,000	2,200,000
		3,100,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A:
0.8% tender 3/16/17, CP mode (b)	900,000	900,000
0.85% tender 3/10/17, CP mode (b)	2,800,000	2,800,000
Series 1990 A1, 0.94% tender 3/13/17, CP mode (b)	200,000	200,000
Series 90B, 0.85% tender 3/30/17, CP mode	1,200,000	1,200,000
Series A1, 0.94% tender 3/14/17, CP mode (b)	2,400,000	2,400,000
(New England Pwr., Co. Proj.) Series 1990 B, 0.85% tender 3/2/17, CP mode	1,600,000	1,600,000
		9,100,000
New Jersey - 25.0%
Chester Township Gen. Oblig. BAN Series 2017, 2% 10/16/17	4,817,000	4,847,768
Cranford Township Gen. Oblig. BAN Series 2016, 2% 6/30/17	4,700,000	4,714,747
Englewood Gen. Oblig. BAN 2.25% 4/6/17	22,300,000	22,330,965
Evesham Township BAN Series 2016 A, 2% 5/16/17	7,071,418	7,088,501
Fairfield TWP NJ BD NTS. BAN Series 2016:
2% 6/16/17	5,000,000	5,015,389
2% 12/6/17	5,483,902	5,512,967
Fairview Gen. Oblig. BAN Series 2017, 2.5% 2/2/18	8,100,000	8,200,035
Haddonfield BAN:
Series 2016, 2.25% 6/23/17	11,875,000	11,927,592
2% 6/23/17	5,725,738	5,746,766
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	15,100,000	15,143,367
Harrison Township BAN:
Series 2016 A, 2.25% 6/1/17	5,223,490	5,240,706
Series B, 1.5% 6/1/17	14,100,000	14,125,562
Hazlet Township NJ BAN Series 2016, 2% 6/16/17	3,546,237	3,557,153
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	7,500,000	7,504,257
Hopatcong Borough Gen. Oblig. BAN Series 2016, 2% 7/27/17	4,800,000	4,822,581
Hopewell Township Gen. Oblig. BAN 2.25% 4/7/17	3,013,145	3,017,076
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	14,700,000	14,848,990
Lakewood Township Gen. Oblig. BAN Series 2016 A, 2% 3/17/17	5,580,000	5,582,960
Long Branch Gen. Oblig. BAN Series 2017, 2.5% 2/9/18	19,607,615	19,851,142
Mercer County Gen. Oblig. BAN Series 2016 B, 2% 8/30/17	15,200,000	15,280,380
Morris Plains BAN Series 2016, 2.25% 6/30/17	9,475,000	9,518,283
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2011 C, 2.44% 8/1/17 (Pre-Refunded to 8/1/17 @ 100) (a)	8,400,000	8,441,405
Series 2011 F, 2.446% 8/1/17 (Pre-Refunded to 8/1/17 @ 100) (a)	6,750,000	6,782,509
New Jersey Edl. Facilities Auth. Rev. Series 1997 A, 0.76% 4/3/17, CP	5,600,000	5,600,000
North Wildwood Gen. Oblig. BAN:
Series 2016, 2% 8/24/17	7,840,000	7,883,474
2.25% 5/10/17	4,830,000	4,841,366
Old Bridge Township Gen. Oblig. BAN 2.25% 4/13/17	13,210,000	13,232,690
Passaic County Gen. Oblig.:
BAN Series 2016 A, 2% 12/11/17	14,500,000	14,592,838
Bonds Series 2011, 5% 5/1/17	2,780,000	2,799,342
Princeton Borough Gen. Oblig. BAN Series 2016, 2.5% 9/15/17	16,200,000	16,331,582
Somerset County Impt. Auth. Rev. BAN (Township of Montgomery Proj.) Series 2016, 2% 12/19/17 (Somerset County Gen. Oblig. Guaranteed)	5,000,000	5,028,495
South Brunswick Township BAN Series 2017, 2% 10/4/17	13,682,000	13,759,596
Sparta Township Gen. Oblig. BAN Series 2016 A, 2% 10/27/17	4,600,000	4,631,154
Sussex County Gen. Oblig. BAN Series 2016, 2.25% 6/28/17	7,500,000	7,537,143
Tewksbury Township Gen. Oblig. BAN 2% 6/1/17	3,150,000	3,159,212
Township of Lawrence BAN Series 2016, 2% 7/21/17	7,600,000	7,637,255
Union County Gen. Oblig. Bonds Series 2016 B, 2% 3/1/17	3,750,000	3,750,000
Verona Township Gen. Oblig. BAN Series 2016, 2% 7/21/17	8,562,500	8,604,140
Washington Township Gloucester County BAN Series 2016 B, 2% 4/25/17	2,990,000	2,995,729
		331,485,117
New York And New Jersey - 4.6%
Port Auth. of New York & New Jersey:
Bonds Series 197, 4% 11/15/17 (b)	6,600,000	6,739,429
Series A:
0.7% 3/8/17, CP (b)	900,000	900,000
0.75% 5/17/17, CP (b)	6,800,000	6,800,000
0.76% 5/25/17, CP (b)	4,430,000	4,430,000
0.77% 5/11/17, CP (b)	2,000,000	2,000,000
0.8% 3/8/17, CP (b)	3,000,000	3,000,000
0.8% 5/3/17, CP (b)	6,000,000	6,000,000
0.81% 4/6/17, CP (b)	7,650,000	7,650,000
0.85% 3/16/17, CP (b)	7,495,000	7,495,000
Series B:
0.74% 3/21/17, CP	10,000,000	10,000,000
0.75% 5/9/17, CP	2,715,000	2,715,000
0.79% 3/7/17, CP	2,800,000	2,800,000
		60,529,429
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.92% tender 3/1/17, CP mode (b)	1,400,000	1,400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.8% tender 3/16/17, CP mode (b)	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $417,159,546)		417,159,546
	Shares	Value

Investment Company - 10.5%
Fidelity Municipal Cash Central Fund, 0.68% (e)(f)
(Cost $139,273,058)	139,273,058	139,273,058
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,320,477,604)		1,320,477,604
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,292,123
NET ASSETS - 100%		$1,326,769,727

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,800,000 or 3.7% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.72% 3/30/17, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.72% 3/30/17, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.69% 3/30/17, VRDN	2/14/92	$6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.72% 3/30/17, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.72% 3/30/17, VRDN	8/9/02	$10,500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.69% 3/30/17, VRDN	1/27/16	$1,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.69% 3/30/17, VRDN	10/26/12 - 11/8/13	$2,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$230,836
Total	$230,836

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At February 28,2017 the cost for Federal Income Tax Purposes was $1,320,477,604.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017